NOTES PAYABLE (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2015 USD ($)	Nov. 01, 2015 USD ($)	Oct. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Notes payable
Outstanding at December 31	CAD 1,218	CAD 2,467
Affiliates
Notes payable
Amount	3,500
Unused Capacity	600	400
Notes payable | U.S. dollars
Notes payable
Outstanding at December 31 | $				$ 376			$ 800
Revolving and demand credit facilities
Notes payable
Unused Capacity	8,900	6,700
TCPL | Revolving Credit Facility | Maturing December 2020
Notes payable
Amount	3,000
Unused Capacity	3,000
Cost to maintain	6	6	CAD 4
TCPL | Revolving Credit Facility | Maturing December 2016
Notes payable
Amount | $				1,000
Unused Capacity | $				1,000
TCPL | Revolving Credit Facility | U.S. dollars
Notes payable
Amount | $				$ 1,000
TCPL | Notes payable
Notes payable
Outstanding at December 31	CAD 697	CAD 1,540
Weighted Average Interest Rate per Annum at December 31	0.80%	1.20%		0.80%			1.20%
TAIL/TCPM | Revolving Credit Facility
Notes payable
Amount | $				$ 1,500
Unused Capacity | $				$ 1,500
Cost to maintain	CAD 2	CAD 1
TAIL/TCPM | Notes payable
Notes payable
Outstanding at December 31	CAD 521	CAD 927
Weighted Average Interest Rate per Annum at December 31	1.10%	0.70%		1.10%			0.70%
TAIL | Revolving Credit Facility | U.S. dollars
Notes payable
Amount | $					$ 1,500	$ 1,000
TCPL USA | Revolving Credit Facility
Notes payable
Amount | $				$ 500
Unused Capacity | $				$ 500
Cost to maintain	CAD 3	CAD 2	CAD 1
TCPL USA | Revolving Credit Facility | U.S. dollars
Notes payable
Amount | $					$ 500	$ 1,000
TCPL/TCPL USA | Revolving Credit Facility
Notes payable
Amount	1,700
Unused Capacity	CAD 700